North Square Advisory Research Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 98.3%
	BASIC MATERIALS - 7.8%
	Specialty Chemicals - 7.8%
42,139	Element Solutions Inc.	$945,599
27,060	Valvoline, Inc.	891,356
	TOTAL BASIC MATERIALS	1,836,955

	CONSUMER DISCRETIONARY - 13.0%
	Casinos and Gambling - 3.5%
13,355	Monarch Casino & Resort, Inc.*	826,674
	Household Furnishings - 1.0%
2,498	Fortune Brands Home & Security, Inc.	235,237
	Recreational Products - 2.1%
23,537	Leslie's, Inc.*	490,276
	Restaurants and Bars - 2.6%
30,490	Ruth's Hospitality Group, Inc.*	610,715
	Specialty Retailers - 3.8%
5,495	Asbury Automotive Group, Inc.*	884,530
	TOTAL CONSUMER DISCRETIONARY	3,047,432

	CONSUMER STAPLES - 4.7%
	Food Retailers and Wholesalers - 4.7%
26,467	Performance Food Group Co.*	1,116,643
	TOTAL CONSUMER STAPLES	1,116,643

	ENERGY - 10.5%
	Oil Equipment and Services - 3.6%
37,500	Championx Corp.*	840,000
	Oil: Crude Producers - 6.9%
16,349	Denbury Inc.*	1,228,464
14,295	Viper Energy Partners LP	386,537
		1,615,001
	TOTAL ENERGY	2,455,001

	FINANCIALS - 30.1%
	Banks - 17.8%
15,245	Atlantic Capital Bancshares, Inc.*	459,179
15,005	BankUnited, Inc.	626,459
11,357	First Interstate BancSystem, Inc. - Class A	417,370
8,200	First Merchants Corp.	347,926

18,835	Horizon Bancorp	401,751
4,277	Nicolet Bankshares, Inc.*	398,146
34,280	Sterling Bancorp	901,221
9,930	Texas Capital Bancshares, Inc.*	622,611
		4,174,663
	Diversified Financial Services - 7.9%
15,080	Cannae Holdings, Inc.*	450,440
77,150	Hillman Solutions Corp.*	692,035
61,105	Holley Inc.*	723,483
		1,865,958
	Property and Casualty Insurance - 4.4%
3,860	Enstar Group Ltd.*1	1,023,209
	TOTAL FINANCIALS	7,063,830

	HEALTH CARE - 4.6%
	Health Care Services - 3.0%
8,845	Addus HomeCare Corp.*	706,096
	Pharmaceuticals - 1.6%
10,425	Harmony Biosciences Holdings, Inc.*	373,841
	TOTAL HEALTH CARE	1,079,937

	INDUSTRIALS - 17.7%
	Aerospace - 3.7%
20,175	Spirit AeroSystems Holdings, Inc. - Class A	884,270
	Diversified Industrials - 3.0%
40,855	Luxfer Holdings PLC[1]	697,803
	Electrical Components - 1.5%
2,220	Regal Rexnord Corp.	351,826
	Industrial Suppliers - 3.5%
52,632	Gates Industrial Corp. plc*1	814,217
	Machinery: Engines - 2.5%
6,415	Brunswick Corp.	582,418
	Professional Business Support Services - 1.5%
20,957	First Advantage Corp.*	354,593
	Railroad Equipment - 2.0%
16,625	Trinity Industries, Inc.	477,636
	TOTAL INDUSTRIALS	4,162,763

	TECHNOLOGY - 7.9%
	Computer Hardware - 4.2%
38,445	Switch, Inc. - Class A	985,345
	Computer Services - 1.6%
19,200	Dun & Bradstreet Holdings, Inc.*	385,152
	Consumer Digital Services - 2.1%
5,865	TechTarget, Inc.*	486,443
	TOTAL TECHNOLOGY	1,856,940

	TELECOMMUNICATIONS - 2.0%
	Telecommunications Services - 2.0%
25,105	WideOpenWest, Inc.*	467,204
	TOTAL TELECOMMUNICATIONS	467,204

	TOTAL COMMON STOCKS
	(Cost $23,963,888)	23,086,705

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.5%
2,155	PotlatchDeltic Corp.	115,917
	TOTAL REIT
	(Cost $124,684)	115,917

	SHORT-TERM INVESTMENT - 0.0%
1,095	First American Treasury Obligations Fund - Class X, 0.01%[2]	1,095
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,095)	1,095

	TOTAL INVESTMENTS - 98.8%
	(Cost $24,089,667)	23,203,717
	Other Assets in Excess of Liabilities - 1.2%	270,653
	TOTAL NET ASSETS - 100.0%	$23,474,370

PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments

North Square Advisory Research Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	30.1%
Industrials	17.7%
Consumer Discretionary	13.0%
Energy	10.5%
Technology	7.9%
Basic Materials	7.8%
Consumer Staples	4.7%
Health Care	4.6%
Telecommunications	2.0%
Total Common Stocks	98.3%
REIT	0.5%
Short-Term Investment	0.0%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments

North Square Advisory Research Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$23,086,705	$-	$-	$23,086,705
REIT	115,917	-	-	115,917
Short-Term Investment	1,095	-	-	1,095
Total Investments	$23,203,717	$-	$-	$23,203,717

[1] For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.